Income Taxes (Federal Statutory Income Tax Rate to Income Before Income Taxes) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income (loss) from operations before income taxes	$ (10,294,000)	$ 78,120,000	$ 114,424,000
Partnership income not subject to federal income tax	10,824,000	(77,704,000)	(109,111,000)
Income subject to federal income taxes	530,000	416,000	5,313,000
Tax expense at federal statutory rate	111,000	146,000	1,860,000
State income taxes, net of federal tax	1,285,000	1,396,000	949,000
Return to provision, federal and state	(128,000)	(163,000)	(198,000)
Other	230,000	(68,000)	731,000
Re-measurement of deferred taxes due to enacted tax rate change	0	(5,270,000)	0
Income tax expense (benefit)	$ 1,498,000	$ (3,959,000)	$ 3,342,000
Effective tax rate on income from operations before income taxes	(15.00%)	(5.00%)	3.00%
Liability for uncertain tax positions	$ 0	$ 0	$ 0